Prepayment and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Other Current Assets

Other current assets mainly consist of the prepaid software development.

	December 31, 2025	December 31, 2024
Prepayment of NFT platform software development	98,664,545	-
Less: allowance for doubtful accounts	-	-
Subtotal	98,664,545	-